7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property Equipment And Leasehold Improvements Net Details Narrative
Depreciation, Depletion and Amortization	$ 1,561	$ 1,877